Derivative Financial Instruments	6 Months Ended
Sep. 30, 2021
Derivative Instruments and Hedging Activities Disclosure [Abstract]
Derivative Financial Instruments	DERIVATIVE FINANCIAL INSTRUMENTS
The MUFG Group uses various derivative financial instruments both for trading purposes and for purposes other than trading (primarily risk management purposes) in the normal course of business to meet the financial needs of its customers, as a source of revenue and to manage its exposures to a variety of risks. See Note 23 to the consolidated financial statements for the fiscal year ended March 31, 2021 for a further discussion of the MUFG Group’s use of derivative instruments. During the six months ended September 30, 2021, there was no change in the MUFG Group’s use of derivative instruments that had a material impact on the MUFG Group’s financial position and results of operations.
Derivatives Designated as Hedges
The MUFG Group adopts hedging strategies and applies hedge accounting to certain derivative transactions entered mainly by MUFG Americas Holdings whose fiscal period ends on December 31.
Cash Flow Hedges
From time to time, MUFG Americas Holdings uses interest rate derivatives to hedge the risk of changes in cash flows attributable to changes in the designated interest rate on the London Interbank Offered Rate (“LIBOR”) indexed loans, and to a lesser extent, to hedge interest rate risk on rollover debt.
MUFG Americas Holdings used interest rate derivatives with an aggregate notional amount of ¥1,105.8 billion at June 30, 2021, which included those relating to transferred business of MUFG Union Bank, to hedge the risk of changes in cash flows attributable to changes in the designated interest rates from variable rate loans. At June 30, 2021, the weighted average remaining life of the active cash flow hedges was 2.4 years.
For cash flow hedges, changes in the fair value of the hedging instruments are reported as a component of OCI and reclassified into earnings in the same period or periods during which the hedged cash flows are recognized in net interest income. At June 30, 2021, MUFG Americas Holdings expects to reclassify approximately ¥11.4 billion of income from Accumulated OCI as an increase to net interest income during the twelve months ending June 30, 2022. This amount could differ from amounts actually realized due to changes in interest rates, hedge terminations and the addition of other hedges subsequent to June 30, 2021.
Notional Amounts of Derivative Contracts
The following table summarizes the notional amounts of derivative contracts at March 31, 2021 and September 30, 2021:

	Notional amounts(1)
	March 31, 2021	September 30, 2021(2)
	(in trillions)
Interest rate contracts	¥1,308.4	¥1,254.2
Foreign exchange contracts	222.0	219.8
Equity contracts	8.0	7.7
Commodity contracts	0.1	0.1
Credit derivatives	9.8	9.1
Other	3.5	3.4
Total	¥1,551.8	¥1,494.3

Notes:	(1)Includes both written and purchased positions.
(2)Notional amounts in this table include those relating to transferred business of MUFG Union Bank. See Note 2 for more information.
Impact of Derivatives on the Condensed Consolidated Balance Sheets
The following table summarizes fair value information on derivative instruments that are recorded on the MUFG Group’s condensed consolidated balance sheets at March 31, 2021 and September 30, 2021:

	Fair value of derivative instruments
	March 31, 2021(1)(5)			September 30, 2021(1)(5)
	Not designated as hedges(2)	Designated as hedges(3)	Total derivatives(4)	Not designated as hedges(2)	Designated as hedges(3)	Total derivatives(4) (7)
	(in billions)
Derivative assets:
Interest rate contracts	¥7,718	¥—	¥7,718	¥6,430	¥—	¥6,430
Foreign exchange contracts	3,910	—	3,910	3,153	1	3,154
Equity contracts	231	—	231	216	—	216
Commodity contracts	27	—	27	24	—	24
Credit derivatives	94	—	94	95	—	95
Other(6)	17	—	17	13	—	13
Total derivative assets	¥11,997	¥—	¥11,997	¥9,931	¥1	¥9,932
Derivative liabilities:
Interest rate contracts	¥7,361	¥—	¥7,361	¥6,138	¥—	¥6,138
Foreign exchange contracts	4,022	5	4,027	2,948	2	2,950
Equity contracts	237	—	237	238	—	238
Commodity contracts	27	—	27	24	—	24
Credit derivatives	109	—	109	116	—	116
Other(6)	(47)	—	(47)	(40)	—	(40)
Total derivative liabilities	¥11,709	¥5	¥11,714	¥9,424	¥2	¥9,426

Notes:
(1)The fair value of derivative instruments is presented on a gross basis even when derivative instruments are subject to master netting agreements. Cash collateral payable and receivable associated with derivative instruments are not added to or netted against the fair value amounts.

(2)The derivative instruments which are not designated as a hedging instrument are held for trading and risk management purposes, and are presented in Trading account assets and liabilities except for (6).

(3)The MUFG Group adopts hedging strategies and applies hedge accounting to certain derivative transactions entered into by certain subsidiaries. The derivative instruments which are designated as hedging instruments are presented in Other assets or Other liabilities on the accompanying condensed consolidated balance sheets.

(4)This table does not include contracts with embedded derivatives for which the fair value option has been elected.

(5)For more information about fair value measurement and assumptions used to measure the fair value of derivatives, see Note 31 to the consolidated financial statements for the fiscal year ended March 31, 2021.

(6) Other mainly includes bifurcated embedded derivatives carried at fair value, which are presented in Loans, Deposits and Long-term debt.

(7)This table includes Derivative assets of ¥87 billion and Derivative liabilities of ¥17 billion in transferred business of MUFG Union Bank, which is included in Other assets and Other liabilities, respectively, in the accompanying condensed consolidated balance sheets at September 30, 2021. See Note 2 for more information.

Impact of Derivatives on the Condensed Consolidated Statements of Income
The following table provides more detailed information regarding the derivative-related impact on the accompanying condensed consolidated statements of income for the six months ended September 30, 2020 and 2021:

	Trading and risk management derivatives gains and losses (Not designated as hedging instruments)
	Foreign exchange gains (losses)—net	Trading account profits (losses)—net	Total
	(in billions)
Six months ended September 30, 2020:
Interest rate contracts	¥—	¥136	¥136
Foreign exchange contracts	74	—	74
Equity contracts	—	(37)	(37)
Credit derivatives	—	2	2
Other(1)	9	(94)	(85)
Total	¥83	¥7	¥90
Six months ended September 30, 2021:
Interest rate contracts	¥—	¥25	¥25
Foreign exchange contracts	—	—	—
Equity contracts	—	(115)	(115)
Credit derivatives	—	(35)	(35)
Other(1)	(7)	(22)	(29)
Total	¥(7)	¥(147)	¥(154)

Note:	(1)Other mainly includes bifurcated embedded derivatives carried at fair value, which are presented in Loans, Deposits and Long-term debt.
Credit Derivatives
The MUFG Group enters into credit derivatives to manage its credit risk exposure, to facilitate client transactions, and for proprietary trading purposes, under which they provide the counterparty protection against the risk of default on a set of debt obligations issued by a specified reference entity or entities. See Note 23 to the consolidated financial statements for the fiscal year ended March 31, 2021 for a more detailed explanation and discussion of credit derivatives.
The table below summarizes certain information regarding protection sold through credit derivatives as of March 31, 2021 and September 30, 2021:

	Protection sold
	Maximum potential/Notional amount by expiration period				Fair value
At March 31, 2021:	1 year or less	1-5 years	Over 5 years	Total	(Asset)/ Liability(1)
	(in millions)
Single name credit default swaps:
Investment grade(2)	¥294,312	¥2,235,390	¥715,896	¥3,245,598	¥(67,707)
Non-investment grade	84,780	311,702	59,145	455,627	5,284
Not rated	—	1,683	—	1,683	(83)
Total	379,092	2,548,775	775,041	3,702,908	(62,506)
Index and basket credit default swaps :
Investment grade(2)	43,000	470,063	29,133	542,196	(4,753)
Non-investment grade	35,427	65,319	—	100,746	(1,165)
Not rated	59,534	29,971	852	90,357	(919)
Total	137,961	565,353	29,985	733,299	(6,837)
Total credit default swaps sold	517,053	3,114,128	805,026	4,436,207	(69,343)
Other credit derivatives sold(3):
Investment grade(2)	—	16,606	—	16,606	57
Total credit derivatives	¥517,053	¥3,130,734	¥805,026	¥4,452,813	¥(69,286)

	Protection sold
	Maximum potential/Notional amount by expiration period				Fair value
At September 30, 2021:	1 year or less	1-5 years	Over 5 years	Total	(Asset)/ Liability(1)
	(in millions)
Single name credit default swaps:
Investment grade(2)	¥337,188	¥1,914,711	¥824,940	¥3,076,839	¥(70,434)
Non-investment grade	70,181	367,213	68,119	505,513	3,242
Not rated	—	—	—	—	—
Total	407,369	2,281,924	893,059	3,582,352	(67,192)
Index and basket credit default swaps :
Investment grade(2)	33,000	266,662	20,727	320,389	(5,843)
Non-investment grade	50,364	39,172	—	89,536	(712)
Not rated	57,470	46,579	894	104,943	(1,171)
Total	140,834	352,413	21,621	514,868	(7,726)
Total credit default swaps sold	548,203	2,634,337	914,680	4,097,220	(74,917)
Other credit derivatives sold(3):
Investment grade(2)	—	16,788	—	16,788	87
Total credit derivatives	¥548,203	¥2,651,125	¥914,680	¥4,114,008	¥(74,830)

Notes:	(1)Fair value amounts are shown on a gross basis prior to cash collateral or counterparty netting.
(2)The MUFG Group considers ratings of Baa3/BBB- or higher to meet the definition of investment grade.
(3) Other credit derivatives primarily consist of guarantees for exposures held by the counterparty under interest rate swaps and other types of derivative contracts.
The MUFG Group may economically hedge its exposure to credit derivatives by entering into offsetting derivative contracts. The carrying value and notional amounts of credit protection sold in which the MUFG Group held purchased protection with identical underlying referenced entities were approximately ¥66 billion and ¥4,097 billion, respectively, at March 31, 2021, and approximately ¥70 billion and ¥3,751 billion, respectively, at September 30, 2021.
Collateral is held by the MUFG Group in relation to these instruments. Collateral requirements are determined at the counterparty level and cover numerous transactions and products as opposed to individual contracts.
Credit Risk, Liquidity Risk and Credit-risk-related Contingent Features
Certain derivative instruments held by the MUFG Group contain provisions that require the MUFG Group’s debt to maintain an investment grade credit rating from each of the major credit rating agencies. If the MUFG Group’s debt were to fall below investment grade, it would be in violation of these provisions, and the counterparties to the derivative instruments could request payments on early termination or demand immediate and ongoing full overnight collateralization on derivative instruments in net liability positions. The aggregate fair value of all derivative instruments with credit-risk-related contingent features that were in a liability position at March 31, 2021 and September 30, 2021 was approximately ¥0.7 trillion and ¥0.6 trillion, respectively, for which the MUFG Group has posted collateral of approximately ¥227 billion and ¥145 billion, respectively, in the normal course of business. The amount of additional collateral and early termination amount which could be requested if the MUFG Group’s debt falls below investment grade was ¥63 billion and ¥92 billion, respectively, as of March 31, 2021 and ¥56 billion and ¥76 billion, respectively, as of September 30, 2021.